Goodwill and Intangibles - Other Intangible Assets Table (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Gross carrying amount		$ 868,035	$ 892,555
Accumulated amortization		(35,908)	(7,698)
Other intangible assets	[1]	$ 832,127	$ 884,857

[1]	Financial information as of December 31, 2015, has been recast to include the financial position and results attributable to the Springfield system, and the financial information as of December 31, 2014, has been recast to include the financial position and results attributable to the Springfield and DBJV systems. See Note 1 and Note 2.